Leases	6 Months Ended
Jun. 30, 2023
Leases
Leases

Note 9 – Leases

Effective January 1, 2019, the Company adopted ASC 842, the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on retained earnings as of June 30, 2023. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Supplemental balance sheet information related to operating leases was as follows:

	June 30,	December 31,
	2023	2022
Right-of-use assets, net	$1,278,053	$1,417,088

Operating lease liabilities - current	242,128	161,480
Operating lease liabilities - non-current	1,040,062	1,259,958
Total operating lease liabilities	$1,282,190	$1,421,438

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2023:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	8.23
Weighted average discount rate	4.50%

The following is a schedule of maturities of lease liabilities as of June 30, 2023:

Twelve months ending June 30,
2024	$293,475
2025	195,650
2026	170,828
2027	170,828
2028	170,828
Thereafter	512,486
Total future minimum lease payments	1,514,095
Less: imputed interest	231,905
Total	$1,282,190